EARNINGS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Anti-dilutive shares excluded from diluted weighted average number of shares	101,014	563,995